Annual Total Returns		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023
iShares Floating Rate Loan Active ETF | iShares Floating Rate Loan Active ETF
Prospectus [Line Items]
Annual Return [Percent]	[1]	8.30%	12.46%

[1]	The Fund’s year-to-date return as of September 30, 2025 was 4.70%.